Consolidated Statements of Changes in Equity - CAD ($)	Common shares [Member]	Reserves [Member]	Shares to be issued [Member]	Other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2022	$ 163,972,960	$ 23,691,609	$ 0	$ (368,411)	$ (31,511,051)	$ 155,785,107
Balance (shares) at Apr. 30, 2022	154,875,802
Shares issued pursuant to private placement and prospectus	$ 79,539,232					79,539,232
Shares issued pursuant to private placement and prospectus (shares)	51,091,050
Shares issued pursuant to property acquisition	$ 1,357,155					1,357,155
Shares issued pursuant to property acquisition (shares)	1,000,000
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 704,221					704,221
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	971,477
Share issuance costs - cash	$ (5,566,543)					(5,566,543)
Share issuance costs - finders warrants	(2,546,766)	2,546,766
Stock based compensation - options		3,846,411				3,846,411
Stock based compensation - RSUs		239,767				239,767
Net loss and comprehensive loss for the year				9,833,704	(13,591,728)	(3,758,024)
Ending balance at Apr. 30, 2023	$ 237,460,259	30,324,553	0	9,465,293	(45,102,779)	$ 232,147,326
Ending balance (shares) at Apr. 30, 2023	207,938,329					207,938,329
Shares issued pursuant to private placement and prospectus	$ 34,500,000					$ 34,500,000
Shares issued pursuant to private placement and prospectus (shares)	23,000,000
Shares issued pursuant to property acquisition			882,830			882,830
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 2,456,705	(330,858)				2,125,847
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	1,703,706
Share issuance costs - cash	$ (2,899,442)					(2,899,442)
Share issuance costs - finders warrants	(742,418)	742,418
Stock based compensation		5,059,733				5,059,733
Stock based compensation - RSUs		777,014				777,014
Net loss and comprehensive loss for the year				12,462,040	(15,948,389)	(3,486,349)
Ending balance at Apr. 30, 2024	$ 270,775,104	$ 36,572,860	$ 882,830	$ 21,927,333	$ (61,051,168)	$ 269,106,959
Ending balance (shares) at Apr. 30, 2024	232,642,035					232,642,035